Business Segment Information (Details 3) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Non-current assets other than financial instruments, deferred income tax assets and other non-current assets	$ 230,100	$ 227,288
CANADA
Disclosure of operating segments [line items]
Non-current assets other than financial instruments, deferred income tax assets and other non-current assets	144,452	138,281
Africa
Disclosure of operating segments [line items]
Non-current assets other than financial instruments, deferred income tax assets and other non-current assets	32,258	31,710
Americas
Disclosure of operating segments [line items]
Non-current assets other than financial instruments, deferred income tax assets and other non-current assets	0	876
Asia
Disclosure of operating segments [line items]
Non-current assets other than financial instruments, deferred income tax assets and other non-current assets	889	6,957
Europe
Disclosure of operating segments [line items]
Non-current assets other than financial instruments, deferred income tax assets and other non-current assets	$ 52,501	$ 49,464